Leases - Components of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total operating lease costs	$ 321	$ 340
Month-to-Month Lease Arrangements
Lessee, Lease, Description [Line Items]
Total operating lease costs	184	138
Research and development
Lessee, Lease, Description [Line Items]
Total operating lease costs	234	210
Sales, general and administrative
Lessee, Lease, Description [Line Items]
Total operating lease costs	$ 87	$ 130